Tax (Tables)	12 Months Ended
Dec. 31, 2020
Details of current and deferred taxes
Details of current and deferred taxes
in	2020	2019	2018
Current and deferred taxes (CHF million)
Switzerland	163	175	135
Foreign	204	531	426
Current income tax expense	367	706	561
Switzerland	450	171	479
Foreign	(16)	418	321
Deferred income tax expense	434	589	800
Income tax expense	801	1,295	1,361
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	25	13	(28)
Cumulative translation adjustment	0	(4)	(7)
Unrealized gains/(losses) on debt securities	(6)	7	(5)
Actuarial gains/(losses)	(18)	99	(102)
Net prior service credit/(cost)	(33)	58	(33)
Share-based compensation and treasury shares	(4)	(5)	1

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2020	2019	2018
Income/(loss) before taxes (CHF million)
Switzerland	1,770	2,985	1,924
Foreign	1,697	1,735	1,448
Income before taxes	3,467	4,720	3,372
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	693	1,038	742
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(62)	(101)	107
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3
Other non-deductible expenses	254	371	457
Additional taxable income	8	7	5
Lower taxed income	(234)	(325)	(190)
(Income)/loss taxable to noncontrolling interests	18	8	12
Changes in tax law and rates	(6)	(28)	(2)
Changes in deferred tax valuation allowance	322	116	(106)
Change in recognition of outside basis difference	(9)	4	(32)
Tax deductible impairments of Swiss subsidiary investments	0	0	(65)
(Windfall tax benefits) /shortfall tax charges on share-based compensation	76	39	10
Other	(259)	165	420
Income tax expense	801	1,295	1,361
1 The statutory tax rate was 20% in 2020 and 22% in 2019 and 2018.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2020	2019
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	931	956
Loans	653	598
Investment securities	1,347	1,437
Provisions	999	769
Leases	384	439
Derivatives	53	72
Real estate	175	189
Net operating loss carry-forwards	5,425	5,753
Goodwill and intangible assets	209	405
Other	119	78
Gross deferred tax assets before valuation allowance	10,295	10,696
Less valuation allowance	(4,465)	(4,136)
Gross deferred tax assets net of valuation allowance	5,830	6,560
Compensation and benefits	(666)	(650)
Loans	(352)	(348)
Investment securities	(523)	(503)
Provisions	(333)	(337)
Leases	(365)	(405)
Derivatives	(231)	(224)
Real estate	(36)	(35)
Other	(187)	(182)
Gross deferred tax liabilities	(2,693)	(2,684)
Net deferred tax assets	3,137	3,876
of which deferred tax assets	3,667	4,399
of which net operating losses	1,070	1,465
of which deductible temporary differences	2,597	2,934
of which deferred tax liabilities	(530)	(523)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2020	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	17
Due to expire within 2 to 5 years	4,774
Due to expire within 6 to 10 years	4,145
Due to expire within 11 to 20 years	5,303
Amount due to expire	14,239
Amount not due to expire	16,162
Total net operating loss carry-forwards	30,401

Movements in the valuation allowance	Movements in the valuation allowance
in	2020	2019	2018
Movements (CHF million)
Balance at beginning of period	4,136	4,021	4,279
Net changes	329	115	(258)
Balance at end of period	4,465	4,136	4,021

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2020	2019	2018
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	264	263	242
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
	2020	2019	2018
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	595	574	481
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	14	27	10
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(249)	(64)	(2)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	90	105	112
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(3)	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(17)	(35)	(4)
Other (including foreign currency translation)	(48)	(12)	(23)
Balance at end of period	382	595	574
of which, if recognized, would affect the effective tax rate	382	595	574
Interest and penalties
in	2020	2019	2018
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(16)	(10)	(28)
Interest and penalties recognized in the consolidated balance sheets	61	77	87

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2020	2019	2018
Current and deferred taxes (CHF million)
Switzerland	151	164	126
Foreign	188	518	416
Current income tax expense	339	682	542
Switzerland	367	194	266
Foreign	(9)	422	326
Deferred income tax expense	358	616	592
Income tax expense	697	1,298	1,134
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	25	13	(28)
Cumulative translation adjustment	0	(4)	(7)
Unrealized gains/(losses) on securities	(6)	7	(5)
Actuarial gains/(losses)	(19)	4	7
Net prior service cost	1	0	0

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2020	2019	2018
Income/(loss) before taxes (CHF million)
Switzerland	2,477	3,259	1,927
Foreign	734	1,134	929
Income before taxes	3,211	4,393	2,856
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	642	966	628
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(64)	(109)	89
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	3
Other non-deductible expenses	253	368	455
Additional taxable income	8	7	5
Lower taxed income	(221)	(314)	(187)
(Income)/loss taxable to noncontrolling interests	18	8	10
Changes in tax law and rates	(5)	9	(2)
Changes in deferred tax valuation allowance	281	114	(115)
Change in recognition of outside basis difference	(13)	4	(32)
Tax deductible impairments of Swiss subsidiary investments	0	0	(65)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	75	39	10
Other	(277)	205	335
Income tax expense	697	1,298	1,134
1 The statutory tax rate was 20% in 2020 and 22% in 2019 and 2018.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2020	2019
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	916	950
Loans	342	341
Investment securities	1,347	1,437
Provisions	999	769
Leases	254	302
Derivatives	51	72
Real estate	168	183
Net operating loss carry-forwards	5,278	5,657
Goodwill and intangible assets	209	394
Other	107	66
Gross deferred tax assets before valuation allowance	9,671	10,171
Less valuation allowance	(4,323)	(4,067)
Gross deferred tax assets net of valuation allowance	5,348	6,104
Compensation and benefits	(304)	(301)
Loans	(60)	(108)
Investment securities	(523)	(502)
Provisions	(332)	(336)
Leases	(233)	(267)
Derivatives	(211)	(214)
Real estate	(36)	(35)
Other	(176)	(171)
Gross deferred tax liabilities	(1,875)	(1,934)
Net deferred tax assets	3,473	4,170
of which deferred tax assets	3,630	4,337
of which net operating losses	1,064	1,437
of which deductible temporary differences	2,566	2,900
of which deferred tax liabilities	(157)	(167)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2020	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	17
Due to expire within 2 to 5 years	4,157
Due to expire within 6 to 10 years	3,720
Due to expire within 11 to 20 years	5,303
Amount due to expire	13,197
Amount not due to expire	16,156
Total net operating loss carry-forwards	29,353

Movements in the valuation allowance	Movements in the valuation allowance
in	2020	2019	2018
Movements (CHF million)
Balance at beginning of period	4,067	3,957	4,224
Net changes	256	110	(267)
Balance at end of period	4,323	4,067	3,957

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2020	2019	2018
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	252	256	236
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of gross unrecognized tax benefits
in	2020	2019	2018
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	595	574	481
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	14	27	10
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(249)	(64)	(2)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	90	105	112
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(3)	0	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(17)	(35)	(4)
Other (including foreign currency translation)	(48)	(12)	(23)
Balance at end of period	382	595	574
of which, if recognized, would affect the effective tax rate	382	595	574
Interest and penalties
in	2020	2019	2018
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(16)	(10)	(28)
Interest and penalties recognized in the consolidated balance sheets	61	77	87